FAIR VALUE OF FINANCIAL INSTRUMENTS FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instruments Classification - Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial liabilities	$ 100,015	$ 80,371
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	5,659	4,500
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	63,721	52,442
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	9,009	7,949
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	17,965	11,915
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	3,661	3,565
Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	5,400	3,458
Fair Value Through Profit or Loss | Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Fair Value Through Profit or Loss | Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Fair Value Through Profit or Loss | Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Fair Value Through Profit or Loss | Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	3,841	2,019
Fair Value Through Profit or Loss | Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	1,559	1,439
Loans and Receivables/Other Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	94,615	76,913
Loans and Receivables/Other Financial Liabilities | Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	5,659	4,500
Loans and Receivables/Other Financial Liabilities | Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	63,721	52,442
Loans and Receivables/Other Financial Liabilities | Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	9,009	7,949
Loans and Receivables/Other Financial Liabilities | Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	14,124	9,896
Loans and Receivables/Other Financial Liabilities | Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	2,102	2,126
Derivatives | Accounts payable and other
Disclosure of financial liabilities [line items]
Nominal amount of derivative positions	$ 950	$ 528